Subsequent Events (Details)			1 Months Ended			9 Months Ended
	Nov. 20, 2018 USD ($)	Oct. 09, 2018 USD ($)	Nov. 30, 2018 USD ($) vessel	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Nov. 05, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment						$ 0	$ 67,440,000
Proceeds from financing related to sale-leaseback of vessels						526,692,000	488,830,000
Total principal						3,398,353,000				$ 3,449,611,000
Proceeds from sale of equity-accounted investment						54,438,000	$ 0
Subsequent Event
Subsequent Event [Line Items]
Increase (decrease) in liquidity			$ 20,000,000
Aframax | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Number of vessels | vessel			2
Suezmax Tankers | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Number of vessels | vessel			1
Long Range 2 | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Number of vessels | vessel			1
November 2018 Sale-leaseback Transaction | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Proceeds from financing related to sale-leaseback of vessels			$ 84,700,000
Number of vessels | vessel			4
November 2018 Sale-leaseback Transaction | Minimum | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Term of contract			10 years
Bareboat Charter Rate			$ 5,000
November 2018 Sale-leaseback Transaction | Maximum | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Term of contract			12 years
Bareboat Charter Rate			$ 7,000
Remaining Revolving Credit Facilities Maturing in 4Q 2018 | Teekay Tankers | Revolving Credit Facilities
Subsequent Event [Line Items]
Total principal						47,600,000
Working Capital Borrowing Base | Teekay Tankers | Subsequent Event
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity			$ 40,000,000
African Spirit | Teekay LNG | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment		$ 12,800,000
European Spirit | Teekay LNG | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of vessels and equipment	$ 15,700,000
Petrobras and Petroleo Netherlands BV - PNBV SA | Teekay Offshore | Subsequent Event
Subsequent Event [Line Items]
Amount agreed to pay				$ 96,000,000
Amount payable in next year				55,000,000
Amount payable in two years				22,000,000
Amount payable in three years				$ 19,000,000
Revenue percentage reduction				40.00%
Magnora ASA
Subsequent Event [Line Items]
Ownership percentage					43.50%
Proceeds from sale of equity-accounted investment					$ 27,000,000
Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity						1,064,972,037
Total principal						$ 660,763,000				$ 877,343,000
Revolving Credit Facilities | Teekay Offshore
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity									$ 125,000,000
Revolving Credit Facilities | Revolving Credit Facility Maturing 2018 | Teekay LNG | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity								$ 190,000,000
Revolving Credit Facilities | Revolving Credit Facility Maturing 2020 | Teekay LNG | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity								$ 225,000,000